Stock Option Plan and Stock-Based Compensation - Stock-Based Compensation Associated with Awards (Details)	Jun. 30, 2021	Dec. 31, 2020
DLOM
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, measurement input	0.235	0.285